Exploration and Evaluation Assets	12 Months Ended
Apr. 30, 2020
Disclosure Of Exploration And Corporate Expenditure [Abstract]
Exploration and Evaluation Assets
9.	Exploration and Evaluation Assets
a)	American Consolidated Minerals (“AJC”) properties

Pursuant to the Acquisition of AJC, the Company has acquired the rights to exploration properties as follows:

i)	Toiyabe, U.S.A

The Company has the right to acquire a 100% undivided interest, subject to a 3% NSR, in 165 mining claims located in Lander County, Nevada, United States of America (“Toiyabe”) from MinQuest. Consideration to be paid for the interest is USD$900 (payable over 5 years commencing October 19, 2018) and the Company must incur total exploration expenditures of USD$1,025 on the property by October 19, 2018 (incurred) as agreed by MinQuest. MinQuest is a mineral exploration and project development company. Annual payments commencing October 19, 2018 are $60 (paid), $80 (paid), $100, $120, $140 and $400 respectively. The optionor has also granted the Company the right to purchase up to one-half of the NSR (or 1.5%) on the basis of USD $2,000 per each 1% of the royalty.

ii)	Lone Ranch, U.S.A

The Company acquired the right to a 100% undivided interest, in 73 mining claims located in Ferry County, Washington State, United States of America. During the prior year ended April 30, 2019, management decided to abandon the property and all costs associated with this property were written off in the Statements of Operations and Comprehensive Loss.

9	Exploration and Evaluation Assets – (cont’d)
a)	American Consolidated Minerals (“AJC”) properties – (cont’d)
iii)	Sierra Rosario, Mexico

The Company acquired a 100% interest in the 978-hectare Sierra Rosario Property, over 2 claims that are located in the state of Sinaloa, Mexico. During the year ended April 30, 2019, the Company completed the sale of the property for proceeds of $128 ($100 USD). The excess of property costs over the recovered amount of $1,013 (2018 - $Nil; 2017 - $Nil) was recognized as a loss in the Statement of Profit or Loss and Other Comprehensive Income (Loss) in the year ended April 30, 2018.

b)	Creston Moly (“Creston”) properties

Pursuant to the Acquisition of Creston the Company has acquired the rights to three exploration properties as follows:

i)	El Creston Project, Mexico

The Company acquired a 100% interest in the nine mineral claims known as the El Creston molybdenum property located northeast of Hermosillo, State of Sonora, Mexico, which has completed a Preliminary Economic Assessment on the property based on zones of porphyry-style molybdenum (“Mo”)/copper (“Cu”) mineralization. The mineral concessions are subject to a 3% net profits interest.

ii)	Ajax Project, Canada

The Company acquired a 100% interest in six mineral claims known as the Ajax molybdenum property located in B.C.

c)	Santa Fe property

On November 21, 2017, the Company announced it had entered into a Letter of Intent (“LOI”) with third parties to acquire the Santa Fe property located in the state of Sinaloa, Mexico. During the year ended April 30, 2018, the Company completed its due diligence and decided not to proceed with the acquisition. The Santa Fe property investigation costs of $433, as well as costs on other properties being investigated, were expensed as property investigation costs in the prior year.

9.	Exploration and Evaluation Assets – (cont’d)

	AJC Properties	Creston Properties	Total
Acquisition costs:
Balance, April 30, 2020, 2019 and 2018	$36	$2,001	$2,037

Exploration costs:
Balance, April 30, 2018	$1,809	$1,331	$3,140

Geological	22	1	23
Maintenance	121	273	394
Property Disposition	(82)	-	(82)
Recovery of property cost	(32)	-	(32)
Foreign Exchange	22	9	31

Balance, April 30, 2019	$1,860	$1,614	$3,474

Maintenance	147	280	427
Exploration cost	1	-	1
Foreign Exchange	-	37	37

Balance, April 30, 2020	$2,008	$1,931	$3,939

Total Exploration and evaluation assets

Balance, April 30, 2019	$1,896	$3,615	$5,511

Balance, April 30, 2020	$2,044	$3,932	$5,976